Disaggregated Revenues - Schedule of Geographical Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Geographical Information [Line Items]
Total revenues	$ 1,924,881	$ 2,019,628
HK SAR [Member]
Schedule of Geographical Information [Line Items]
Total revenues
Kyrgyzstan [Member]
Schedule of Geographical Information [Line Items]
Total revenues	728,054	1,053,907
Cambodia [Member]
Schedule of Geographical Information [Line Items]
Total revenues	243,153	354,933
Thailand [Member]
Schedule of Geographical Information [Line Items]
Total revenues	905,033	576,102
US [Member]
Schedule of Geographical Information [Line Items]
Total revenues	48,641
China [Member]
Schedule of Geographical Information [Line Items]
Total revenues		$ 34,686